Cover	6 Months Ended
Aug. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity Registrant Name	FINGERMOTION, INC.
Entity Central Index Key	0001602409
Entity Tax Identification Number	20-0077155
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1460 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(347)
City Area Code	349-5339
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false